CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2017
CONSTRUCTION IN PROGRESS [abstract]
Schedule of construction in progress

	2016	2017
	RMB	RMB

Balance as of January 1	152,325	129,581
Additions	81,837	85,552
Dry hole costs written off	(7,467)	(6,876)
Transferred to property, plant and equipment	(87,399)	(81,229)
Reclassification to lease prepayments and other long-term assets	(6,900)	(7,773)
Impairment losses for the year	(1,486)	(252)
Disposals	(1,445)	(315)
Exchange adjustments	116	(43)

Balance as of December 31	129,581	118,645

Schedule of net changes in capitalized cost of exploratory wells in E&P segment

	2015	2016	2017
	RMB	RMB	RMB

At beginning of year	19,286	16,772	12,192
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	5,901	6,321	5,567
Transferred to oil and gas properties based on the determination of proved reserves	(2,615)	(3,716)	(1,839)
Dry hole costs written off	(5,800)	(7,185)	(6,183)

At end of year	16,772	12,192	9,737

Schedule of aging of capitalized exploratory well costs based on drilling completion date
	December 31,
	2015	2016	2017
	RMB	RMB	RMB

One year or less	8,074	4,731	4,917
Over one year	8,698	7,461	4,820

	16,772	12,192	9,737